PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Property and equipment consisted of the followings:

	Year ended December 31,
	2018	2019
	RMB	RMB
Leasehold improvement	7,291	8,093
Motor vehicles	1,604	1,604
Electronic equipment	29,756	56,068
Office equipment & furniture	6,432	6,868
Software	1,182	1,342
Total costs	46,265	73,975
Less: accumulated depreciation and amortization	(17,254)	(34,891)

Property and equipment, net	29,011	39,084